Operations - Schedule of Variable Interest Entities (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Assets
Cash and cash equivalents	¥ 439,731		¥ 592,721	¥ 454,536	$ 62,881
Restricted cash	1,990		3,567		285
Short-term investments	298,290		63,064		42,655
Accounts receivable, net	381,243		418,644		54,517
Inventories	140,776		174,741		20,131
Prepayment and other current assets	139,117		154,331		19,892
Total current assets	1,722,506		1,486,768		246,315
Property, equipment and software, net	44,603		46,725		6,378
Operating lease right-of-use assets, net	46,943		68,494		6,713
Goodwill	109,944		109,944		15,722
Other assets, net	31,238		30,084		4,467
Total non-current assets	252,539		327,627		36,113
Total assets	1,975,045		1,814,395		282,428
Liabilities
Accounts payables	110,003		145,148		15,730
Payroll payable	294,824		264,520		42,159
Contract liabilities	847,707		961,024		121,220
Taxes payable	43,515		37,603		6,223
Accrued liabilities and other payables	738,045		638,660		105,540
Total current liabilities	2,934,912		2,946,952		419,687
Long-term lease liabilities	18,840		25,566		2,694
Other non-current liabilities	28,802		18,189		4,119
Total non-current liabilities	974,230		956,755		139,313
Total liabilities	3,909,142		3,903,707		$ 559,000
Net revenues:
Net revenues	5,909,019	$ 844,979	5,625,919	5,389,208
Cash flows from operating activities:
Net cash used in other transactions with intra-Group companies	55,186	7,891	(67,912)	(438,145)
Cash flows from investing activities:
Net cash (used in)/provided by investing activities	(253,363)	(36,230)	(13,585)	125,573
Cash flows from financing activities:
Net cash provided by financing activities	45,638	$ 6,526	228,512	(18,942)
Related Party [Member]
Net revenues:
Net revenues	920,917		182,586	67,844
VIEs [Member]
Assets
Cash and cash equivalents	260,044		257,006
Restricted cash	1,404		2,666
Short-term investments	298,290		63,064
Accounts receivable, net	145,435		181,276
Inventories	14,779		20,842
Prepayment and other current assets	63,375		84,325
Total current assets	1,246,357		1,866,457
Property, equipment and software, net	6,932		6,308
Operating lease right-of-use assets, net	30,637		33,764
Goodwill	103,006		103,006
Other assets, net	40,785		65,966
Total non-current assets	181,360		209,044
Total assets	1,427,717		2,075,501
Liabilities
Accounts payables	45,085		45,358
Payroll payable	27,824		28,009
Contract liabilities	748,455		856,003
Taxes payable	19,048		16,491
Accrued liabilities and other payables	331,137		210,531
Total current liabilities	1,293,077		1,930,431
Long-term lease liabilities	16,320		14,555
Other non-current liabilities	15,127		13,907
Total non-current liabilities	31,447		28,462
Total liabilities	1,324,524		1,958,893
Net revenues:
Net revenues	3,950,387		4,127,624	4,148,929
Cost and expenses:
Cost and expenses	(3,929,448)		(4,136,016)	(4,104,867)
Net income/(loss)	(14,209)		(6,506)	37,691
Cash flows from operating activities:
Net cash used in other transactions with intra-Group companies	237,931		52,548	8,055
Cash flows from investing activities:
Net cash (used in)/provided by investing activities	(236,151)		9,800	(52,988)
Cash flows from financing activities:
Capital contribution to VIE			1,000	5,000
Net cash provided by financing activities			1,000	5,000
VIEs [Member] | Third-party [Member]
Net revenues:
Net revenues	3,939,199		4,107,715	4,132,058
Cost and expenses:
Cost and expenses	(1,646,374)		(1,426,987)	(1,160,224)
Cash flows from operating activities:
Net cash used in other transactions with intra-Group companies	2,080,143		3,227,232	3,342,893
Cash flows from investing activities:
Net cash (used in)/provided by investing activities	(236,151)		9,800	(52,988)
VIEs [Member] | Intra-Group [Member]
Net revenues:
Net revenues	11,188		19,909	16,871
VIEs [Member] | Intra-Group [Member] | Technical consulting and related services [Member]
Cost and expenses:
Cost and expenses	(2,218,508)		(2,626,436)	(2,881,029)
Cash flows from operating activities:
Net cash used in other transactions with intra-Group companies	(1,769,043)		(3,091,212)	(3,287,474)
VIEs [Member] | Intra-Group [Member] | Other transactions [Member]
Cash flows from operating activities:
Net cash used in other transactions with intra-Group companies	(73,169)		(83,472)	(47,364)
VIEs [Member] | Other intra-Group [Member]
Cost and expenses:
Cost and expenses	(64,566)		(82,593)	¥ (63,614)
VIEs [Member] | Related Party [Member]
Assets
Amounts due from NetEase Group and Youdao Group	463,030		1,257,278
Liabilities
Amounts due to NetEase Group and Youdao Group	¥ 121,528		¥ 774,039